Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands, shares in Millions	Sep. 30, 2021	Dec. 31, 2020
Other Current Assets [Line Items]
Equity securities, current, fair value	$ 501,233	$ 0
Other receivables	4,570	6,291
Prepaid expenses	4,424	2,391
Other current assets	$ 510,227	$ 8,682	[1]
New Fortress Energy (NFE)
Other Current Assets [Line Items]
Equity instrument (in shares)	18.6

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).